March 5, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account VA-2L (File No. 33-49998)

Dear Commissioner:

On behalf of Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account VA-2L ("separate account"), incorporated by reference are the annual reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act"). The funds are as follows: the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Money Market, Special Value, Zero Coupon 2000, Quality Bond, Small Cap, Capital Appreciation, Growth and Income, International Equity, International Value, Disciplined Stock, Small Company Stock, Limited Term High Income and Balanced.

These annual reports are for the period ending December 31, 1997, and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,


Susan Vivino
Paralegal

cc:      F. Bellamy, Esq.
         R. Fink, Esq.









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                           Socially Responsible               Stock Index
                           Growth Fund                        Fund

Entity:           The Dreyfus Corp.                           The Dreyfus Corp.
File #:           811-07044                                   811-05715
Date of Filing:            3/03/98                            3/02/98
Accession #:               0000890064-98-000002             0000846800-98-000002
CIK #:                     890064                             846800


                           Capital Appreciation                        Small Cap

Entity:           The Dreyfus Corp.                           The Dreyfus Corp.
File #:           811-05125                                   811-05125
Date of Filing:            3/03/98                                     3/03/98
Accession #:               000813383-98-000009             0000813383-98-000011
CIK #:                     813383                                      813383


                           Small Company Stock                     Quality Bond

Entity:           The Dreyfus Corp.                           The Dreyfus Corp.
File #:           811-05125                                   811-05125
Date of Filing:            3/03/98                                     3/03/98
Accession #:               0000813383-98-000002             0000813383-98-000007
CIK #:                     813383                                      813383


                           Zero Coupon                        Special Value

Entity:           The Dreyfus Corp.                           The Dreyfus Corp.
File #:           811-05125                                   811-05125
Date of Filing:            3/03/98                                     3/03/98
Accession #:               0000813383-98-000004             0000813383-98-000005
CIK #:                     813383                                      813383













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                           International Equity         Growth and Income

Entity:           The Dreyfus Corp.                     The Dreyfus Corp.
File #:           811-05125                             811-05125
Date of Filing:            3/03/98                         3/03/98
Accession #:               0000813383-98-000006            0000813383-98-0000013
CIK #:                     813383                          813383


                           International Value             Disciplined Stock

Entity:           The Dreyfus Corp.                    The Dreyfus Corp.
File #:           811-05125                            811-05125
Date of Filing:            3/03/98                              3/03/98
Accession #:               0000813383-98-000002            0000813383-98-000005
CIK #:                     813383                               813383


                           Money Market                       Limited Term High
                                                                        Income

Entity:           The Dreyfus Corp.                     The Dreyfus Corp.
File #:           811-05125                             811-05125
Date of Filing:            3/03/98                               3/03/98
Accession #:               0000813383-98-000003            0000813383-98-000008
CIK #:                     813383                                813383

                           Balanced

Entity:           The Dreyfus Corp.
File #:           811-05125
Date of Filing:            3/03/98
Accession #:               0000813383-98-0000014
CIK #:                     813383



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